Joint Arrangements and Associate - Associate (Details) - Headwater Exploration Inc. $ in Millions	Oct. 14, 2021 CAD ($)
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	25.00%
Share of profit (loss) of associates accounted for using equity method	$ 5